Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 26, 2015
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST III
Central Index Key	dei_EntityCentralIndexKey	0001537140
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Jul. 24, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jul. 26, 2015
Prospectus Date	rr_ProspectusDate	Jul. 26, 2015
Leland International Advantage Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return from capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 13 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Because the Fund is newly organized, portfolio turnover information is not available.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Using a two-part investment strategy, the Fund's investment adviser, Good Harbor Financial, LLC (the "Adviser"), seeks to achieve the Fund's investment objective by combining (1) a portfolio of securities and derivatives that together are expected to have returns representative of international equity markets with (2) an active currency overlay. "Advantage" in the Fund's name refers to the Adviser's belief that the two-part strategy will generate returns in excess of international equity markets generally. The Adviser delegates execution of the currency overlay to FDO Partners, LLC (the "Sub-Adviser"). Under normal circumstances, the Fund will invest in at least three different countries and will invest at least 40% of its total assets in securities of non-U.S. issuers organized or having their principal place of business outside the U.S. or doing a substantial amount (more than 50%) of business outside the U.S. Investments in exchange traded funds ("ETFs") and exchange traded notes ("ETNs") based on non-U.S. market indices are considered investments outside the U.S. for purposes of the 40% requirement noted above. The Fund invests without restriction as to issuer capitalization. The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

International Developed and Emerging Equity Markets Strategy

The Adviser will generally seek exposure to international developed and emerging equity markets through a variety of investments that provide exposure to international equity market indices, including ETFs, ETNs, equity securities such as common stock, including baskets intended to replicate an index, and derivatives that have similar economic characteristics to international developed or emerging market equities. The Fund's derivative investments may include swaps (including total return swaps), structured notes, futures and options designed to provide exposure to a particular equity index or replicate the returns of one or more such indices. The Fund maintains liquid assets sufficient to meet its derivative-related obligations. Derivatives investments, if employed, may be used to leverage the portfolio. The Fund may vary allocations between developed and emerging markets.

As of the date of this prospectus, the Adviser believes that "developed" countries include, but may not be limited to, the following: Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. Additionally, the Fund generally defines developed countries as those with above average per-capita income or included in the World Bank's definition of high income countries. As of the date of this prospectus, the Adviser believes that "emerging" countries include, but may not be limited to, the following: Brazil, Chile, Greece, Columbia, Mexico, Peru, Czech Republic, Egypt, Hungary, Morocco, Poland, Russia, South Africa, Turkey, China, India, Indonesia, South Korea, Malaysia, Philippines, Taiwan, and Thailand.

The Fund may hedge its foreign currency exposure. At any given time, the Fund's foreign currency exposure may be hedged, unhedged or partially hedged.

Currency Overlay Strategy

Under normal market conditions, the Sub-Adviser invests primarily in developed and emerging market foreign currency forward contracts, including cash-settled forwards, and U.S. dollar denominated short-duration fixed income securities (or securities of entities that invest primarily in such debt obligations, including money market funds and short duration fixed income ETFs). Duration is a measure, similar to maturity, that is used to determine the price sensitivity of a fixed income security to changes in interest rates. For example, if a fixed income security has a duration of three years and interest rates rise by one percent, the security's price will decline by three percent. Typically, short-duration (three years or less) fixed income investments are designated as collateral by the Fund, as necessary, to cover on a net basis obligations with respect to, or that may result from, the Fund's investments in foreign currency forward contracts. The Fund's investment in short duration fixed income investments consists primarily of (i) shares of money market funds, (ii) U.S. dollar denominated non-government corporate and structured debt securities rated investment grade, or, if unrated, determined to be of comparable quality, and (iii) U.S. government securities. In pursuit of the Fund's investment objective, the Fund's portfolio managers seek to generate positive total returns from the gains resulting from fluctuations in the values of various foreign currencies relative to each other or the U.S. dollar.

The Fund gains economic exposure to foreign currencies through its investment in foreign currency forward contracts comparable to the exposure that it would have had if it had bought or sold the foreign currencies directly. The Fund expects to utilize leverage, created through investments in forwards, as part of its investment strategies. Leverage has the effect of increasing the Fund's volatility as well as the potential for gains and losses.

The Fund's Sub-Adviser employs a disciplined quantitative investment strategy through a proprietary modeling process that is designed to take advantage of investment opportunities in developed and emerging markets and their currencies. Using proprietary data and a systematic, objective modeling process, the Fund seeks to identify and exploit what it believes to be mispricing in these markets, all of which are expected to be liquid. The Fund executes its strategy primarily through foreign-exchange forward contracts and through instruments and securities, which provide economic exposure to developed market currencies. The Fund will invest both long and short across this universe.

In constructing the currency overlay, the Sub-Adviser portfolio managers take a two-step approach:

Forecasting. The first step uses econometric modeling to develop preliminary forecasts of risk and return. This process uses a variety of behavioral metrics in its effort to extract return from the movement of developed and emerging market currencies. The model analyzes these various factors, and each contributes to the forecasted excess return for the currency in question, a number which can be positive or negative.

Optimization. In the second step, the Sub-Adviser portfolio managers implement an optimization process to improve the forecasts of both risk and return that come out of the forecasting process outlined above. This part of the investment process helps determine entry and exit points for each currency trade.

The Fund will generally enter into cash-settled currency forward contracts in each of the currencies available, either long or short, based on the modeled excess return. The Fund will invest in long forward contracts for currencies that are expected to appreciate relative to the U.S. dollar, and short forward contracts for currencies that are expected to depreciate against the US dollar. The portfolio managers will run the quantitative modeling process and rebalance the portfolio, as needed. A cash-settled foreign currency forward contract is similar to a regular foreign currency forward contract, except that at maturity the cash-settled contract does not require physical delivery of currencies. A foreign exchange forward contract is an obligation to purchase or sell a specific currency on a future date (settlement date) for a fixed price set on the date of the contract (trade date). According to the terms of a cash-settled foreign currency forward contract, on the settlement date, the party that is long the now-depreciated currency pays the other party the amount of the depreciation times the notional amount of the contract. This represents the difference between the contracted forward price and the spot market rate at settlement date. By utilizing cash-settled foreign currency forward contracts, the Fund will not take physical delivery of a currency as part of a forward contract. All forward contracts are subject to counterparty default risk.

The Fund is a "commodity pool" under the U.S. Commodity Exchange Act, and the Adviser is a "commodity pool operator" registered with and regulated by the Commodity Futures Trading Commission ("CFTC"). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund under CFTC and Securities and Exchange Commission ("SEC") harmonized regulations.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund will invest in at least three different countries and will invest at least 40% of its total assets in securities of non-U.S. issuers organized or having their principal place of business outside the U.S. or doing a substantial amount (more than 50%) of business outside the U.S. Investments in exchange traded funds ("ETFs") and exchange traded notes ("ETNs") based on non-U.S. market indices are considered investments outside the U.S. for purposes of the 40% requirement noted above.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance. The Fund may invest in ETFs and mutual funds, which could result in the duplication of certain fees, including the management and administration fees. The Fund is exposed to the same principal risks as the ETFs and mutual funds.

•	Credit Risk: Issuers and counterparties may not make interest or principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes, including U.S. and foreign governments.

•	Currency Risk: Investments in foreign currencies are subject to political and economic risks, civil conflicts and war and greater volatility. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in dollar denominated securities of U.S. issuers.
•	Derivatives Risk: Loss may result from the Fund's investments in swaps, structured notes, options and futures. These instruments may be illiquid, difficult to value and leveraged so that small changes may produce disproportionate losses to the Fund. Over the counter derivatives, such as swaps, are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Options may expire worthless.
Losses from investments in derivatives can result from a lack of correlation between the value of those derivatives and the value of the underlying asset or index. In addition, there is a risk that the performance of the derivatives or other instruments used by the Adviser or Sub-Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Derivatives are also subject to risks arising from margin requirements. There is also risk of loss if the Adviser or Sub-Adviser is incorrect in its expectation of the timing or level of fluctuations in prices.
Foreign currency forward contracts are a type of derivative contract whereby the Fund may agree to buy or sell a country's or region's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. These contracts are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies and may fall in value due to foreign market downswings or foreign currency value fluctuations. Foreign currency forward contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty and subject to counterparty risk.

•	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.
•	Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. This may occur because of factors affecting securities markets generally, or the equity securities of a particular company, capitalization, region, or sector.
•	ETF and Mutual Fund Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs or mutual funds and also may be higher than other mutual funds that invest directly in securities. ETFs and mutual funds are subject to specific risks, depending on the nature of the fund.
•	Exchange-Traded Notes Risk: Similar to ETFs and mutual funds, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.
•	Fixed Income Risk: The Fund may invest in fixed income securities, directly or through ETFs. The credit quality rating of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities.
•	Foreign Investment Risk: Foreign investing may involve risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
•	Leverage Risk: Derivatives have inherent leverage that will magnify losses and cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. The loss on leveraged transactions may substantially exceed the initial investment.
•	Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate. Investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets.
•	Management Risk: Both Adviser's and Sub-Adviser's reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and investments may prove to be incorrect and may not produce the desired results.
•	Market Risk: Overall equity, fixed income and currency market risks may affect the value of the Fund. Factors such as international and domestic economic growth and market conditions, interest rate levels, and political events may affect the investment markets.
•	Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
•	Small and Medium Capitalization Stock Risk: The Fund may invest directly or through ETFs in companies of any size capitalization. The price of small (i.e., below $3 billion) or medium (i.e., below $6 billion) capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.
•	Structured Note Risk: Structured notes may involve tracking risk, issuer default risk and may involve leverage risk. U.S. Government Securities Risk: Although U.S. Government securities are considered among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Bar Chart and Performance Table [Heading] rr_BarChartAndPerformanceTableHeading

Performance:

Performance Narrative [Text Block] rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information and daily net asset value per share will be available at no cost by visiting www.lelandfunds.com or by calling 1-877-270-2848.

Performance One Year or Less [Text] rr_PerformanceOneYearOrLess

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.

Performance Availability Phone [Text] rr_PerformanceAvailabilityPhone 1-877-270-2848 Performance Availability Website Address [Text] rr_PerformanceAvailabilityWebSiteAddress www.lelandfunds.com Leland International Advantage Fund | Class A   Risk Return Abstract rr_RiskReturnAbstract   Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price) rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice 5.75% Maximum Deferred Sales Charge (Load) (as a percentage of purchase price) rr_MaximumDeferredSalesChargeOverOfferingPrice none Redemption Fee (as a % of amount redeemed if held less than 30 days) rr_RedemptionFeeOverRedemption (1.00%) Management Fees rr_ManagementFeesOverAssets 1.00% Distribution and Service (12b-1) Fees rr_DistributionAndService12b1FeesOverAssets 0.25% Other Expenses [1] rr_OtherExpensesOverAssets 0.20% Acquired Fund Fees and Expenses [2] rr_AcquiredFundFeesAndExpensesOverAssets 0.10% Total Annual Fund Operating Expenses rr_ExpensesOverAssets 1.55% Fee Waiver [3] rr_FeeWaiverOrReimbursementOverAssets (0.05%) Total Annual Fund Operating Expenses After Fee Waiver rr_NetExpensesOverAssets 1.50% 1 Year rr_ExpenseExampleYear01 $ 719 3 Years rr_ExpenseExampleYear03 $ 1,032 Leland International Advantage Fund | Class C   Risk Return Abstract rr_RiskReturnAbstract   Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price) rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice none Maximum Deferred Sales Charge (Load) (as a percentage of purchase price) rr_MaximumDeferredSalesChargeOverOfferingPrice 1.00% Redemption Fee (as a % of amount redeemed if held less than 30 days) rr_RedemptionFeeOverRedemption (1.00%) Management Fees rr_ManagementFeesOverAssets 1.00% Distribution and Service (12b-1) Fees rr_DistributionAndService12b1FeesOverAssets 1.00% Other Expenses [1] rr_OtherExpensesOverAssets 0.20% Acquired Fund Fees and Expenses [2] rr_AcquiredFundFeesAndExpensesOverAssets 0.10% Total Annual Fund Operating Expenses rr_ExpensesOverAssets 2.30% Fee Waiver [3] rr_FeeWaiverOrReimbursementOverAssets (0.05%) Total Annual Fund Operating Expenses After Fee Waiver rr_NetExpensesOverAssets 2.25% 1 Year rr_ExpenseExampleYear01 $ 228 3 Years rr_ExpenseExampleYear03 $ 714 Leland International Advantage Fund | Class I   Risk Return Abstract rr_RiskReturnAbstract   Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price) rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice none Maximum Deferred Sales Charge (Load) (as a percentage of purchase price) rr_MaximumDeferredSalesChargeOverOfferingPrice none Redemption Fee (as a % of amount redeemed if held less than 30 days) rr_RedemptionFeeOverRedemption (1.00%) Management Fees rr_ManagementFeesOverAssets 1.00% Distribution and Service (12b-1) Fees rr_DistributionAndService12b1FeesOverAssets none Other Expenses [1] rr_OtherExpensesOverAssets 0.20% Acquired Fund Fees and Expenses [2] rr_AcquiredFundFeesAndExpensesOverAssets 0.10% Total Annual Fund Operating Expenses rr_ExpensesOverAssets 1.30% Fee Waiver [3] rr_FeeWaiverOrReimbursementOverAssets (0.05%) Total Annual Fund Operating Expenses After Fee Waiver rr_NetExpensesOverAssets 1.25% 1 Year rr_ExpenseExampleYear01 $ 127 3 Years rr_ExpenseExampleYear03 $ 407
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds, and are based on estimated amounts for the current fiscal year.
[3]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2017, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.